Short-term and Long-term deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposit Assets Disclosure [Abstract]
Schedule of Deposit Assets

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent

Short-term deposits

RMB	3,400,000	3,400,000	2,100,000	2,100,000
US$	397,816	2,600,104	761,573	5,226,996
Total		6,000,104		7,326,996

Long-term deposits

RMB	-	-	1,000,000	1,000,000